Receivables From Customers, Traders And Concession Holders - Schedule of Trade and Other Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other concession holders - wholesale supply	R$ 88	R$ 100
Other concession holders - wholesale supply, unbilled	487	400
CCEE (Power Trading Chamber)	115	118
Concession Holders - power transport	161	213
Concession Holders - power transport, unbilled	480	428
Expected credit losses	(947)	(851)
Trade and other receivables	6,107	5,850
Current assets	5,795	5,596
Non-current assets	312	254
Energy [Member]
IfrsStatementLineItems [Line Items]
Billed supply	4,121	3,734
Unbilled supply	1,201	1,288
Gas [Member]
IfrsStatementLineItems [Line Items]
Billed supply	381	395
Unbilled supply	20	R$ 25
Balances Not Yet Due [member]
IfrsStatementLineItems [Line Items]
Other concession holders - wholesale supply	37
Other concession holders - wholesale supply, unbilled	487
CCEE (Power Trading Chamber)	113
Concession Holders - power transport	38
Concession Holders - power transport, unbilled	480
Expected credit losses	(123)
Trade and other receivables	4,056
Balances Not Yet Due [member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Billed supply	1,712
Unbilled supply	1,201
Balances Not Yet Due [member] | Gas [Member]
IfrsStatementLineItems [Line Items]
Billed supply	91
Unbilled supply	20
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other concession holders - wholesale supply	50
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)
Concession Holders - power transport	29
Concession Holders - power transport, unbilled
Expected credit losses	(24)
Trade and other receivables	815
Not later than three months [member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Billed supply	735
Unbilled supply
Not later than three months [member] | Gas [Member]
IfrsStatementLineItems [Line Items]
Billed supply	25
Unbilled supply
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other concession holders - wholesale supply	1
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)
Concession Holders - power transport	19
Concession Holders - power transport, unbilled
Expected credit losses	(118)
Trade and other receivables	669
Later than three months and not later than one year [member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Billed supply	502
Unbilled supply
Later than three months and not later than one year [member] | Gas [Member]
IfrsStatementLineItems [Line Items]
Billed supply	265
Unbilled supply
More Than One Year [member]
IfrsStatementLineItems [Line Items]
Other concession holders - wholesale supply
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)	2
Concession Holders - power transport	75
Concession Holders - power transport, unbilled
Expected credit losses	(682)
Trade and other receivables	567
More Than One Year [member] | Energy [Member]
IfrsStatementLineItems [Line Items]
Billed supply	1,172
Unbilled supply
More Than One Year [member] | Gas [Member]
IfrsStatementLineItems [Line Items]
Billed supply
Unbilled supply